S-K 1603(a)(7) Direct and Indirect Material Interest Holders	Apr. 27, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	As of the date of this prospectus, Daniel Hoffman will receive an indirect interest in 100,000 founder shares through membership interests in our sponsor, and Samuel Sayegh will receive an indirect interest in 1,139,608 founder shares through membership interests in our sponsor.